LONG-TERM INVESTMENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended		2 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Equity method investments	Dec. 31, 2012 Equity method investments	Dec. 31, 2011 Equity method investments	Apr. 25, 2011 Hylink	Dec. 31, 2013 Hylink	Dec. 31, 2012 Hylink	Nov. 30, 2013 Anqi	Dec. 31, 2013 Anqi	Oct. 31, 2011 Mapbar	Dec. 31, 2013 Mapbar	Dec. 31, 2012 Mapbar	Nov. 18, 2011 JMOOP	Dec. 31, 2013 JMOOP	Dec. 31, 2012 JMOOP	Dec. 31, 2013 Social Finance, Inc	Dec. 31, 2012 Social Finance, Inc	Sep. 05, 2012 Social Finance, Inc Series B shares	Dec. 31, 2013 Social Finance, Inc Series B shares	Dec. 31, 2012 Social Finance, Inc Series B shares	Jul. 03, 2012 Social Finance, Inc Series 2012-A Senior Secured Refi Loan Notes	Dec. 31, 2013 Social Finance, Inc Series 2012-A Senior Secured Refi Loan Notes	Dec. 31, 2012 Social Finance, Inc Series 2012-A Senior Secured Refi Loan Notes	Nov. 23, 2012 Gaoxue	Dec. 31, 2013 Gaoxue	Dec. 31, 2012 Gaoxue	Dec. 05, 2012 Gaoxue Shareholders item	Dec. 05, 2012 Gaoxue Shareholder One	Dec. 05, 2012 Gaoxue Shareholder Two	Dec. 31, 2013 Qingting	Oct. 31, 2013 Qingting
LONG-TERM INVESTMENTS
Total equity method investments	$ 97,015	$ 95,603											$ 2,414	$ 23,782		$ 48,119	$ 17,987	$ 44,673	$ 47,776								$ 1,754	$ 6,058				$ 55	$ 160
Total cost method investments	2,594	2,408						2,478	2,408		116
Total held-to-maturity	8,233	9,586																						8,233	9,586
Total long-term investments	107,842	107,597
Equity method investments
Equity interest acquired (as a percent)												35.00%									26.68%	27.10%				25.00%	30.00%		5.00%
Cash consideration paid to acquire investments	20,000	55,155	46,599									26,599			20,000	20,000				49,000						5,300				470	385
Number of existing shareholders of investee																													2
Share of gain (loss) recognized by the entity	20,317	(7,471)	1,320										(2,356)	(2,590)		29,290	(3,560)				(3,103)	(1,224)					(291)	(97)				(105)
Impairment charge recognized for equity method investment	23,025												19,012														4,013
Capital distributions																19,158
Number of shares purchased																				5,573,719
Price per share (in dollar per share)																				$ 8.791258
Total current assets	1,122,587	952,734		196,016	106,835
Total Assets	1,385,686	1,201,813	1,278,008	672,923	188,518
Total current liabilities	115,262	90,119		64,740	2,976
Total liabilities	115,418	96,683		355,053	16,918
Net revenues	156,691	159,635	111,510	146,513	5,219	5,310
Gross Profit	87,995	94,572	85,916	138,623	3,355	3,701
Net income (loss)	63,641	(75,053)	41,004	83,860	(59,417)	(39,581)
Cost method investments
Acquisition of equity interest (as a percent)							2.00%			3.00%
Cash contribution made to acquire investments	116		2,460				2,381			116
Principal value of Series 2012-A Senior Secured Refi Loan Notes																							10,000
Fixed annual interest rate (as a percent)																								4.00%
Monthly return of principal																								1,353	414
Monthly earned interest																								$ 248	$ 137